Interest Income and Interest Expense - Schedule of Detail of the Amount Due for Interest and Readjustments (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Totals	$ (683,237)	$ (873,222)	$ (851,654)
Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(46,842)	(52,401)	(49,677)
Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(8,622)	(26,349)	(29,664)
Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(262,397)	(377,608)	(385,734)
Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(55,541)	(81,557)	(69,260)
Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(330,450)	(342,473)	(322,252)
Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(215)	(501)	(752)
Lease obligations [member]
Disclosure of detailed information about hedged items [line items]
Totals	(4,919)	(5,126)
Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	(7,627)	(3,306)	(4,689)
Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	33,376	16,099	10,374
Hedged of interest [member]
Disclosure of detailed information about hedged items [line items]
Totals	(538,082)	(730,996)	(708,651)
Hedged of interest [member] | Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(46,530)	(52,181)	(49,536)
Hedged of interest [member] | Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(8,621)	(26,349)	(29,660)
Hedged of interest [member] | Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(254,633)	(369,048)	(370,206)
Hedged of interest [member] | Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(55,541)	(81,557)	(69,054)
Hedged of interest [member] | Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(200,911)	(212,346)	(199,420)
Hedged of interest [member] | Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(215)	(501)	(752)
Hedged of interest [member] | Lease obligations [member]
Disclosure of detailed information about hedged items [line items]
Totals	(4,923)	(5,034)
Hedged of interest [member] | Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	(84)	(79)	(397)
Hedged of interest [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	33,376	16,099	10,374
Hedged of inflation adjustments [member]
Disclosure of detailed information about hedged items [line items]
Totals	(145,155)	(142,226)	(143,003)
Hedged of inflation adjustments [member] | Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(312)	(220)	(141)
Hedged of inflation adjustments [member] | Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(1)		(4)
Hedged of inflation adjustments [member] | Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(7,764)	(8,560)	(15,528)
Hedged of inflation adjustments [member] | Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals			(206)
Hedged of inflation adjustments [member] | Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(129,539)	(130,127)	(122,832)
Hedged of inflation adjustments [member] | Lease obligations [member]
Disclosure of detailed information about hedged items [line items]
Totals	4	(92)
Hedged of inflation adjustments [member] | Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	$ (7,543)	$ (3,227)	$ (4,292)